Capital Stock (Details Narrative) - USD ($)			12 Months Ended
	Aug. 09, 2018	Sep. 02, 2017	Dec. 31, 2017	Sep. 30, 2018	Dec. 31, 2016
Common stock, shares authorized			100,000,000	100,000,000	100,000,000
Common stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized			20,000,000	20,000,000	20,000,000
Preferred stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued			66,772,000	76,772,000	13,872,000
Common stock, shares outstanding			66,772,000	76,772,000	13,872,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Number of common stock for consulting fees		1,000,000
Shares issued price per share		$ 0.026
Number of common stock for consulting fees, value		$ 26,000	$ 1,375,400
Consultant [Member]
Number of common stock for consulting fees	1,000,000
Shares issued price per share	$ 0.026
Number of common stock for consulting fees, value	$ 26,000
3 Officers [Member]
Number of common stock for consulting fees	3,000,000
Shares issued price per share	$ 0.026
Number of common stock for consulting fees, value	$ 234,000